Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 05, 2018	Dec. 31, 2025	Dec. 31, 2024
US Litigation [Member]
Commitments And Contingencies Disclosure
Description of information regarding lawsuit filed about right plan		On March 5, 2018, the Company filed a lawsuit in the Court of Chancery of the State of Delaware seeking a determination whether the Shareholder Group, together with their affiliates and associates (collectively, the "Collaborating Shareholders") had triggered the Company's shareholder rights agreement (the "Rights Agreement") by forming a group holding approximately 45% of outstanding shares of the Company, in excess of the plan's threshold of 15%, and acting in concert prior to the Company's annual general meeting of shareholders held on February 6, 2018 (the "2017 AGM"). On April 12, 2018, 1Globe filed an amended answer to the Company's complaint, counterclaims, and a third-party complaint against Mr. Weidong Yin alleging, among other allegations, that the Rights Agreement is not valid, that Mr. Weidong Yin and a buyer consortium had previously triggered the Rights Agreement, and that 1Globe did not trigger the Rights Agreement. 1Globe asked for various measures of equitable relief and also included a claim for its costs, including attorneys' fees. On April 8, 2019, the Delaware Chancery Court stayed the Delaware litigation pending the final outcome of 1Globe's appeal of the Antigua Judgment (as defined below). Following the judgment of the Judicial Committee of the Privy Council of the United Kingdom (the "Privy Council") in January 2025, per the request submitted by the parties jointly on March 20, 2025, the Delaware Chancery Court granted an order dated April 7, 2025 that (i) vacated the status quo order; (ii) released the Exchange Shares issued in connection with the Rights Agreement from the trust so that appropriate steps can be taken for their cancellation; and (iii) dismissed the action with prejudice.On September 6, 2023, MW Gestion, an institutional asset manager based in France, filed a class action complaint on behalf of all the Company's shareholders against the Company; Mr. Weidong Yin; and other managers and directors of the Company, including Ms. Nan Wang, Mr. Simon Anderson, Mr. Yuk Lam Lo, Mr. Kenneth Lee, Mr. Meng Mei and Mr. Shan Fu (the "Individual Defendants" and collectively with the Company, the "Sinovac Defendants"); and Wilmington Trust National Association, alleging breach of contract, breach of fiduciary duty, and wrongful dilution claims against the Sinovac Defendants, as well as aiding and abetting breach of contract and breach of fiduciary duty against the Individual Defendants. MW Gestion's claims stem from a private investment in public equity transaction on July 2, 2018, and the Company's implementation of its Rights Agreement on February 22, 2019. the Company and certain other defendants filed a motion to dismiss all claims on November 20, 2023, which was granted in full by the Delaware Chancery Court on September 23, 2024. On October 22, 2024, MW Gestion appealed the dismissal order to the Delaware Supreme Court. Following the Privy Council's judgment in January 2025, which found that the Rights Agreement on which MW Gestion's claims were based was invalid, the defendants filed an unopposed emergency motion to stay proceedings, which the court granted on January 21, 2025. On March 24, 2025, the court granted the parties' stipulation which, among others, provided that once the process of the Company cancelling the Exchange Shares issued under the Rights Agreement is complete, MW Gestion would withdraw its appeal. On May 16, 2025, MW Gestion filed a notice of voluntary dismissal with prejudice, and the case has been closed.On April 17, 2025, MW Gestion, MW Optimum, Altimeo Participations and Cyrille Pichot (the "Gestion Claimants") filed a Verified Class Action and Derivative Complaint at the Delaware Chancery Court against the Company, Mr. Weidong Yin, Ms. Nan Wang, Mr. Simon Anderson, Mr. Yuk Lam Lo, Mr. Kenneth Lee, Mr. Meng Mei and Mr. Shan Fu. The claim seeks various relief including damages and the unwinding of any transactions the defendants did not have authority to take. The pleadings made by the Gestion Claimants include an allegation that the PIPE transaction was improper. On November 10, 2025, the Company filed a motion to dismiss the claim. In December 2025, Vivo Capital and its subsequent assignees Vivo Capital Fund VIII, L.P., Vivo Capital Surplus Fund VIII, L.P., and Vivo Capital Fund IX, L.P. (collectively, "Vivo Entities") were joined to the proceedings and filed a motion to dismiss on December 23, 2025. On January 29, 2026, the Gestion Claimants filed an answering brief. On March 12, 2026, the Company filed a reply brief. On April 21, 2026, the Delaware Chancery Court denied Vivo Entities' motion to dismiss, but granted dismissal as to Mr. Weidong Yin, Mr. Simon Anderson, Mr. Yuk Lam Lo and Mr. Meng Mei. On May 18, 2026, the Delaware Chancery Court held a hearing and ordered the claims against the Vivo Entities dismissed without prejudice on the basis of forum non conveniens. On May 19, 2026, the Delaware Chancery Court ordered that claims against Ms. Nan Wang be dismissed without prejudice. The orders can be appealed within a 30-day period.
Percentage of outstanding common stock	45.00%
Threshold plan percentage	15.00%
Antigua Litigation | 1Globe Capital LLC
Commitments And Contingencies Disclosure
Litigation settlement loss		$ 9,000
Litigation settlement loss, unpaid		1,000
Research and Development Arrangement
Commitments And Contingencies Disclosure
Long-term purchase commitment, amount		20,425	$ 25,496
Capital Addition Purchase Commitments
Commitments And Contingencies Disclosure
Long-term purchase commitment, amount		$ 5,691	$ 40,824